Capital and Risk Management - Sumamry of Carrying Values of Financial Liabilities And Contratual Undiscounted Cash Flows (Detail) - CAD ($)		Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount			$ 3,460,109	[1]	$ 976,779
Trade payables and accrued liabilities, Carrying Amount		$ 16,343,347	12,421,309		12,924,256
Loans and borrowings, Carrying Amount		29,985,807	13,215,601	[2],[3]	13,152,300	[3]
Lease liabilities, Carrying Amount		7,678,618	1,045,472	[4]
2019 Debentures, Carrying Amount		23,457,500	22,185,170		0
2021 Debentures, Carrying Amount		85,091	110,540		19,534,988
Warrant liabilities, Carrying Amount		3,017,643	8,880,038		710,924
Business acquisition payable, Carrying Amount		1,399,580	1,398,972		1,594,297
Other liabilities, Carrying Amount					6,236,415
Financial Liabilities		85,088,411	62,104,815		59,689,267
Bank indebtedness, Undiscounted Contractual Cash Flows	[1]		3,460,109
Warrant Liability,Undiscounted Contractual Cash Flows	[5]		709,835
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount					976,779
Trade payables and accrued liabilities, Carrying Amount			12,421,309		12,924,256
Loans and borrowings, Carrying Amount					13,152,300
Lease liabilities, Carrying Amount					3,945,076
2021 Debentures, Carrying Amount					710,924
Warrant liabilities, Carrying Amount					2,439,529
Business acquisition payable, Carrying Amount			1,398,972
Other liabilities, Carrying Amount					6,236,415
Financial Liabilities			62,717,211		59,920,267
Bank indebtedness, Undiscounted Contractual Cash Flows					976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows			12,421,309		12,924,256
Loans and Borrowings,undiscounted contractual cash flows			12,549,820	[2]	15,662,551
Lease liabilities, Undiscounted Contractual Cash Flows			1,235,028	[4]	4,886,331
Warrant Liability,Undiscounted Contractual Cash Flows					710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows			1,398,972		2,439,529
Other Liabilities,Undiscounted Contractual Cash Flows					6,236,415
Non-derivative financial liabilities, undiscounted cash flows			56,516,156		70,817,190
Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2019 Debentures, Carrying Amount			22,185,170		19,534,988
Loans And Debentures Issued,Undiscounted Contractual Cash Flows			24,630,375		26,980,405
Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2021 Debentures, Carrying Amount			110,540
Loans And Debentures Issued,Undiscounted Contractual Cash Flows			110,708
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Carrying Amount		$ 16,343,347	12,421,309
Less than 1 year | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Undiscounted Contractual Cash Flows					976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows			12,421,309		12,924,256
Loans and Borrowings,undiscounted contractual cash flows			11,763,697	[2]	4,248,351
Lease liabilities, Undiscounted Contractual Cash Flows			521,506	[4]	1,131,528
Warrant Liability,Undiscounted Contractual Cash Flows					710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows			1,398,972		1,594,297
Other Liabilities,Undiscounted Contractual Cash Flows					6,003,838
Non-derivative financial liabilities, undiscounted cash flows			54,913,438		29,940,723
Less than 1 year | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows			24,630,375		2,350,750
Less than 1 year | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows			7,635
1 - 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows			786,123	[2]	2,617,443
Lease liabilities, Undiscounted Contractual Cash Flows			534,241	[4]	939,108
Business Acquisition Payable,Undiscounted Contractual Cash Flows					845,232
Other Liabilities,Undiscounted Contractual Cash Flows					232,577
Non-derivative financial liabilities, undiscounted cash flows			1,423,437		29,264,015
1 - 2 years | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows					24,629,655
1 - 2 years | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows			103,073
> 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows					8,796,757
Lease liabilities, Undiscounted Contractual Cash Flows			179,281	[4]	2,815,695
Non-derivative financial liabilities, undiscounted cash flows			$ 179,281		$ 11,612,452

[1]	No contractual maturity. Excludes interest charged on facility as detailed in Note 13.
[2]	Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.
[3]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.
[4]	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.
[5]	Majority of liability will be settled by issuing common shares of the Company when warrants are exercised during the year. The remaining amount may be settled in cash or common shares of Agnity (Note 15).